Segments	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Segments

Segment reporting

18 Segments

a. General

ING Group’s segments are based on the internal reporting structures by lines of business.

The Executive Board of ING Group and the Management Board Banking set the performance targets, approve and monitor the budgets prepared by the business lines. Business lines formulate strategic, commercial, and financial policy in conformity with the strategy and performance targets set by the Executive Board of ING Group and the Management Board Banking.

Recognition and measurement of segment results are in line with the accounting policies as described in Note 1 ‘Accounting policies’. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.

The following table specifies the segments by line of business and the main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments of the Banking results byline of business	Main source of income
Retail Netherlands	Income from retail and private banking activities in the Netherlands, including the SME and mid-corporate segments. The main products offered are current and savings accounts, business lending, mortgages and other consumer lending in the Netherlands.
(Market Leaders)
Retail Belgium	Income from retail and private banking activities in Belgium (including Luxembourg), including the SME and mid-corporate segments. The main products offered are similar to those in the Netherlands.
(Market Leaders)
Retail Germany	Income from retail and private banking activities in Germany (including Austria). The main products offered are current and savings accounts, mortgages and other customer lending.
(Challengers and Growth Markets)
Retail Other	Income from retail banking activities in the rest of the world, including the SME and mid-corporate segments in specific countries. The main products offered are similar to those in the Netherlands.
(Challengers and Growth Markets)
Wholesale Banking	Income from wholesale banking activities (a full range of products is offered from cash management to corporate finance), real estate and lease.

Specification of geographical segments
Geographical segments	Main countries
The Netherlands
Belgium	Including Luxembourg
Germany	Including Austria
Other Challengers	Australia, France, Italy, Spain, Portugal, Czech Republic and UK Legacy run-off portfolio
Growth Markets	Poland, Romania, Turkey and Asian bank stakes
Wholesale Banking Rest of World	UK, Americas, Asia and other countries in Central and Eastern Europe
Other	Corporate Line Banking and the run-off portfolio of Real Estate

ING Group evaluates the results of its banking segments using a financial performance measure called underlying result. Underlying result is used to monitor the performance of ING Group at a consolidated level and by segment. The Executive Board and Management Board Banking consider this measure to be relevant to an understanding of the Group’s financial performance, because it allows investors to understand the primary method used by management to evaluate the Group’s operating performance and make decisions about allocating resources. In addition, ING Group believes that the presentation of underlying net result helps investors compare its segment performance on a meaningful basis by highlighting result before tax attributable to ongoing operations and the underlying profitability of the segment businesses. Underlying result is derived by excluding from IFRS-IASB the impact of the IFRS-EU ‘IAS 39 carve-out’ adjustment, divestments, special items and Insurance Other.

The IFRS-EU ‘IAS 39 carve-out adjustment’ relates to fair value portfolio hedge accounting strategies for the mortgage and savings portfolios in the Benelux, Germany and Czech Republic that are not eligible under IFRS-IASB. As no hedge accounting is applied to these mortgage and savings portfolios under IFRS-IASB, the fair value changes of the derivatives are not offset by fair value changes of the hedge items (mortgages and savings).

Special items include items of income or expense that are significant and arise from events or transactions that are clearly distinct from the regular operating activities. Disclosures on comparative periods also reflect the impact of divestments. Insurance Other reflects (former) insurance related activities that are not part of the discontinued operations.

ING Group reconciles the total segment results to the total result of Banking using Corporate Line Banking. The Corporate Line Banking is a reflection of capital management activities and certain expenses that are not allocated to the banking businesses. The Corporate Line Banking includes the isolated legacy costs (mainly negative interest results) caused by the replacement of short-term funding with long-term funding during 2013 and 2014. ING Group applies a system of capital charging for its banking operations in order to create a comparable basis for the results of business units globally, irrespective of the business units’ book equity and the currency they operate in.

Underlying result as presented below is a non-GAAP financial measure and is not a measure of financial performance under IFRS. Because underlying result is not determined in accordance with IFRS, underlying result as presented by ING may not be comparable to other similarly titled measures of performance of other companies. The underlying result of ING’s segments is reconciled to the Net result as reported in the IFRS Consolidated statement of profit or loss below. The information presented in this note is in line with the information presented to the Executive Board of ING Group and Management Board Banking.

This note does not provide information on the revenue specified to each product or service as this is not reported internally and is therefore not readily available.

b. ING Group

Reconciliation between IFRS and Underlying income, expenses and net result
6 month period1 January to 30 June 2019	Income	Expenses	Taxation	Non-Controlling interests	Net result [1]
Net result IFRS attributable to equity holder of the parent	8,148	5,654	740	47	1,707

Remove impact of:
Insurance Other
Adjustment of the IFRS-EU 'IAS 39 carve out' [2]	1,093		243		850
Underlying [3]	9,241	5,654	983	47	2,556

1 Net result, after tax and non-controlling interests.
2 ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the IFRS-EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3 Underlying figures are derived from figures according to IFRS by excluding the impact of adjustment of the IFRS-EU 'IAS 39 carve-out', divestments, special items, Insurance Other.

ING Group Total
6 month period1 January to 30 June 2019	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total

Underlying income
– Net interest income	6,950	3	6,953		6,953
– Net fee and commission income	1,386	–0	1,386		1,386
– Total investment and other income	896	6	902		902
Total underlying income	9,232	9	9,241		9,241

Underlying expenditure
– Operating expenses	5,226	12	5,238		5,238
– Additions to loan loss provision	416	0	416		416
Total underlying expenses	5,643	12	5,654		5,654

Underlying result before taxation	3,590	–3	3,586		3,586
Taxation	954	29	983		983
Non-controlling interests	47	0	47		47
Underlying net result	2,589	–32	2,556		2,556
Special items	–	–	–		–
Insurance Other				–	–
Adjustment of the IFRS-EU 'IAS 39 carve out'	–850		–850		–850
Net result IFRS attributable to equity holder of the parent	1,739	–32	1,707	–	1,707

1 Comprises for the most part capital management activities of ING Groep N.V. (Holding).

Reconciliation between IFRS and Underlying income, expenses and net result
6 month period1 January to 30 June 2018	Income	Expenses	Taxation	Non-Controlling interests	Net result
Net result IFRS attributable to equity holder of the parent	8,883	5,232	995	51	2,605

Remove impact of:
Insurance Other [2]	–18				–19
Adjustment of the IFRS-EU 'IAS 39 carve out' [3]	75		26		50
Underlying result [4]	8,940	5,232	1,021	51	2,636

1 Net result, after tax and non-controlling interests.
2 Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group N.V. On 18 March 2018 ING sold its remaining part of warrants on the shares of Voya Financial. The remaining warrants on the shares of NN Group were sold in November 2018.
3 ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting that applied under the IFRS-EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this impacts is the measure at which management monitors the business.
4 Underlying figures are derived from figures according to IFRS by excluding the impact from divestments, special items, Insurance Other, and IFRS-EU 'IAS 39 carve-out'.

ING Group Total
6 month period1 January to 30 June 2018	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total

Underlying income
– Net interest income	6,864	–19	6,845		6,845
– Net fee and commission income	1,379	–0	1,378		1,378
– Total investment and other income	711	6	717		717
Total underlying income	8,953	–13	8,940		8,940

Underlying expenditure
– Operating expenses	5,040	–7	5,032		5,032
– Additions to loan loss provision	200	0	200		200
Total underlying expenses	5,240	–7	5,232		5,232

Underlying result before taxation	3,713	–5	3,708		3,708
Taxation	1,026	–5	1,021		1,021
Non-controlling interests	51		51		51
Underlying net result	2,636	–1	2,636		2,636
Insurance Other[2]				19	19
Adjustment of the IFRS-EU 'IAS 39 carve out'	–50		–50		–50
Net result IFRS attributable to equity holder of the parent	2,587	–1	2,586	19	2,605

1 Comprises for the most part the funding charges of ING Groep N.V. (Holding).
2 Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group. On 18 March 2018 ING sold its remaining part of warrants on the shares of Voya Financial.

c. Banking activities

Segments Banking by line of business
6 month period1 January to 30 June 2019	Retail Nether-lands[1]	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking[1]	Corporate Line Banking	Total Banking

Underlying income
– Net interest income	1,740	959	796	1,374	1,831	253	6,953
– Net fee and commission income	329	188	123	212	538	–6	1,386
– Total investment and other income	190	112	86	100	248	166	902
Total underlying income	2,260	1,259	1,005	1,687	2,618	413	9,241

Underlying expenditure
– Operating expenses	1,095	873	579	1,061	1,438	192	5,238
– Additions to loan loss provision	33	58	–23	187	162	0	416
Total underlying expenses	1,128	931	556	1,248	1,600	192	5,654

Underlying result before taxation	1,132	328	449	438	1,018	221	3,586
Taxation	287	100	153	123	209	112	983
Non-controlling interests		0	1	38	8		47
Underlying net result	845	229	295	278	801	109	2,556
Special items						–	–
Adjustment of the IFRS-EU 'IAS 39 carve out'					–850		–850
Net result Banking	845	229	295	278	–49	109	1,707
Net result Insurance Other							–
Net result IFRS-IASB							1,707

1 As from 2019, the Dutch domestic midcorporates real estate finance portfolio transferred from Wholesale Banking to Retail Banking Netherlands. Comparative figures have been adjusted.

Segments Banking by line of business
6 month period1 Janaury to 30 June 2018	Retail Nether-lands[1]	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking[1]	Corporate Line Banking	Total Banking

Underlying income
– Net interest income	1,883	898	857	1,310	1,793	105	6,845
– Net fee and commission income	325	201	93	212	548	–1	1,378
– Total investment and other income	192	114	10	61	389	–49	717
Total underlying income	2,401	1,213	960	1,583	2,730	54	8,940

Underlying expenditure
– Operating expenses	1,104	903	524	1,001	1,360	139	5,032
– Additions to loan loss provision	–65	78	13	121	53	–0	200
Total underlying expenses	1,039	982	537	1,122	1,413	139	5,232

Underlying result before taxation	1,362	231	423	460	1,317	–85	3,708
Taxation	335	71	137	116	341	21	1,021
Non-controlling interests		6	1	36	8	–0	51
Underlying net result	1,026	153	285	308	968	–105	2,636
Special items
Adjustment of the IFRS-EU 'IAS 39 carve out'					–50		–50
Net result Banking	1,026	153	285	308	918	–105	2,586
Net result Insurance Other							19
Net result IFRS-IASB							2,605

1 As from 2019, the Dutch domestic midcorporates real estate finance portfolio transferred from Wholesale Banking to Retail Banking Netherlands. Comparative figures have been adjusted. In the first 6 months of 2018 underlying income of the transferred portfolio was EUR 134 million, underlying operating expenses EUR 26 million, addition to loan loss provision EUR -14 million, taxation EUR 29 million, and net result EUR 94 million.

Geographical segments Banking
6 month period1 January to 30 June 2019	Nether-lands	Belgium[1]	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World[1]	Other	Total Banking
Underlying income
– Net interest income	2,061	1,112	1,060	885	799	788	247	6,953
– Net fee and commission income	487	270	142	142	152	201	–6	1,386
– Total investment and other income	90	177	108	5	160	190	172	902
Total underlying income	2,638	1,558	1,310	1,032	1,110	1,180	413	9,241

Underlying expenditure
– Operating expenses	1,472	1,025	654	638	608	648	193	5,238
– Additions to loan loss provision	78	99	–32	92	130	49	0	416
Total underlying expenses	1,550	1,124	622	730	738	698	193	5,654

Underlying result before taxation	1,088	435	689	302	372	482	219	3,586
Taxation	271	132	233	101	85	47	113	983
Non-controlling interests	–0	0	1		46			47
Underlying net result	817	303	454	201	240	436	106	2,556
Special items	–	–	–	–	–	–	–	–
Insurance Other							–	–
Adjustment of the IFRS-EU 'IAS 39 carve out'	–413	–287	–160	10				–850
Net result IFRS	404	16	294	211	240	436	106	1,707

1 As from 2019, financials of Nordics locations (which are managed from Brussels) transferred from ‘Wholesale Banking Rest of World’ to ‘Belgium’. Comparative figures have been adjusted.

Geographical segments Banking
6 month period1 January to 30 June 2018	Nether-lands	Belgium[1]	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World[1]	Other	Total Banking
Underlying income
– Net interest income	2,273	1,048	1,117	847	785	673	102	6,845
– Net fee and commission income	471	253	117	129	164	246	–1	1,378
– Total investment and other income	217	200	13	16	120	197	–46	717
Total underlying income	2,960	1,500	1,248	991	1,069	1,117	54	8,940

Underlying expenditure
– Operating expenses	1,454	1,053	594	584	596	606	146	5,032
– Additions to loan loss provision	–111	67	51	67	85	41	–0	200
Total underlying expenses	1,343	1,120	645	651	681	647	146	5,232

Underlying result before taxation	1,617	380	603	341	389	470	–91	3,708
Taxation	398	103	204	109	83	105	18	1,021
Non-controlling interests	0	6	1		44		–0	51
Underlying net result	1,219	270	398	231	261	365	–109	2,636
Special items
Insurance Other							19	19
Adjustment of the IFRS-EU 'IAS 39 carve out'	49	–35	–53	–10				–50
Net result IFRS	1,268	235	344	222	261	365	–91	2,605

1 As from 2019, financials of Nordics locations (which are managed from Brussels) transferred from ‘Wholesale Banking Rest of World’ to ‘Belgium’. Comparative figures have been adjusted.